MainStay Money Market Fund
MainStay Money Market Fund
Investment Objective
The Fund seeks a high level of current income while preserving capital and maintaining liquidity.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission or other transaction charge to your financial intermediary for effecting transactions in a class of shares of the Fund that has no initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as SIMPLE Class. These commissions are not reflected in the fee and expense table or expense example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MainStay Money Market Fund SIMPLE CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MainStay Money Market Fund SIMPLE CLASS
Management Fees (as an annual percentage of the Fund's average daily net assets)	0.40%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.48%	[2]
Total Annual Fund Operating Expenses	0.88%
Waivers / Reimbursements	(0.08%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	0.80%	[3]
[1]	The management fee is as follows: 0.40% on assets up to $500 million; 0.35% on assets from $500 million up to $1 billion; and 0.30% on assets over $1 billion.
[2]	Based on amounts expected to be incurred during the current fiscal year.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 0.80% of the Fund's average daily net assets. This agreement will remain in effect until August 31, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	MainStay Money Market Fund SIMPLE CLASS USD ($)
1 Year	$ 82
3 Years	273
5 Years	480
10 Years	$ 1,077

Principal Investment Strategies

The Fund invests in short-term, high-quality, U.S. dollar-denominated securities that generally mature in 397 days (13 months) or less. The Fund maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. The Fund seeks to maintain a stable $1.00 net asset value per share using the amortized cost method of valuation by operating as a “retail money market fund,” as such term is defined or interpreted pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended. As a “retail money market fund,” the Fund may be subject to the implementation of liquidity fees and gates on redemptions.

The Fund may invest in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; U.S. and foreign bank and bank holding company obligations, such as certificates of deposit, bankers' acceptances and Eurodollars; commercial paper; time deposits; repurchase agreements; and corporate debt securities. The Fund may invest in variable rate notes, floating rate notes, and mortgage-related and asset-backed securities. The Fund may also invest in foreign securities that are U.S. dollar-denominated securities of foreign issuers.

The Fund will generally invest in obligations that mature in 397 days or less, substantially all of which will be held to maturity. However, the Fund may invest in securities with a face maturity of more than 397 days provided that the security is a variable or floating rate note that meets the applicable regulatory guidelines with respect to maturity. Additionally, securities collateralizing repurchase agreements may have maturities in excess of 397 days.

Investment Process: NYL Investors LLC, the Fund's Subadvisor, seeks to achieve the highest yield while also seeking to minimize risk, maintain liquidity and preserve principal. The Subadvisor selects securities based on an analysis of the creditworthiness of the issuer. The Subadvisor works to add value by emphasizing specific securities and sectors of the money market that appear to be attractively priced based upon historical and current yield spread relationships.

The Subadvisor may sell a security prior to maturity if it no longer believes that the security will contribute to meeting the investment objective of the Fund.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market or other investments.

Stable Net Asset Value Risk: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This could occur because of unusual market conditions or a sudden collapse in the creditworthiness of an issuer. The Fund is permitted to, among other things, reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results.

Money Market Risk: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Fund’s investments in fixed income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity).

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund's yield will fluctuate with changes in short-term interest rates.

Floating Rate Notes and Variable Rate Notes Risk: Floating and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The terms of many floating rate notes and other instruments are tied to the London Interbank Offered Rate (“LIBOR”), which functions as a reference rate or benchmark. It is anticipated that LIBOR will be discontinued at the end of 2021, which may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences for these instruments. These events may adversely affect the Fund and its investments in such instruments.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Repurchase Agreement Risk: Repurchase agreements are subject to the risks that the seller will become bankrupt or insolvent before the date of repurchase or otherwise will fail to repurchase the security as agreed, which could cause losses to the Fund.

Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.

Past Performance

SIMPLE Class shares have not commenced operations as of the date of this Prospectus. The following chart and table reflect the performance for the other share classes of the Fund, which are not offered in this Prospectus. The performance of SIMPLE Class shares would be similar to the other share classes because all share classes are invested in the same portfolio of securities and would differ only to the extent that SIMPLE Class shares have different expenses. Because SIMPLE Class shares have higher expenses than all other share classes of the Fund, except Investor Class, Class B and Class C shares, the performance of SIMPLE Class shares would be lower than that of other share classes, except Investor Class, Class B and Class C shares.

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. The average annual total returns table shows how the Fund's average annual total returns compare to those of a money market fund average. The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.

For certain periods, the Manager voluntarily has waived or reimbursed the Fund’s expenses to the extent it deemed appropriate to enhance the Fund’s yield during periods when expenses had a significant impact on yield because of low interest rates. Without these waivers or reimbursements, the Fund’s returns would have been lower. Performance is not shown for classes with less than one calendar year of performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

For current yield information, call toll-free: 800-624-6782.

Annual Returns, Class B Shares (by calendar year 2010-2019)

Best Quarter
1Q/19	0.43%
Worst Quarter
1Q/13	0.00%
As of June 30, 2020, the Class B shares of the Fund had a year to date return of 0.18%.
Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Returns - MainStay Money Market Fund	1 Year	5 Years	10 Years	Inception Date
Class A	1.74%	0.72%	0.36%	Jan. 03, 1995
INVESTOR CLASS	1.49%	0.59%	0.30%	Feb. 28, 2008
Class B	1.50%	0.59%	0.30%	May 01, 1986
Class C	1.50%	0.59%	0.30%	Sep. 01, 1998
Average Lipper Money Market Fund (reflects no deductions for fees and taxes)	1.86%	0.84%	0.44%